Net fee and commission income (Tables)	3 Months Ended
Jun. 30, 2019
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Fee and commission income
Underwriting fees	224	180	191	404	448
of which: equity underwriting fees	118	48	89	166	215
of which: debt underwriting fees	105	132	102	238	233
M&A and corporate finance fees	296	117	180	413	385
Brokerage fees	826	828	886	1,654	1,913
Investment fund fees	1,196	1,177	1,226	2,373	2,505
Portfolio management and related services	1,915	1,804	1,922	3,719	3,871
Other	451	460	446	911	926
Total fee and commission income[1]	4,908	4,566	4,851	9,474	10,048
of which: recurring	3,136	2,998	3,195	6,134	6,451
of which: transaction-based	1,749	1,541	1,634	3,290	3,556
of which: performance-based	23	27	22	50	41
Fee and commission expense
Brokerage fees paid	88	79	76	168	166
Other	345	329	345	674	689
Total fee and commission expense	434	409	421	842	854
Net fee and commission income	4,474	4,157	4,430	8,631	9,194
of which: net brokerage fees	738	748	811	1,486	1,747
1 Reflects third-party fee and commission income for the second quarter of 2019 of USD 2,946 million for Global Wealth Management (first quarter of 2019: USD 2,817 million; second quarter of 2018: USD 2,987 million), USD 327 million for Personal & Corporate Banking (first quarter of 2019: USD 325 million; second quarter of 2018: USD 335 million), USD 647 million for Asset Management (first quarter of 2019: USD 619 million; second quarter of 2018: USD 639 million), USD 962 million for the Investment Bank (first quarter of 2019: USD 783 million; second quarter of 2018: USD 870 million) and USD 25 million for Corporate Center (first quarter of 2019: USD 22 million; second quarter of 2018: USD 20 million).